Angel Oak Mortgage Trust I, LLC 2018-2 ABS-15G

Exhibit 99.20

Angel Oak Mortgage Trust I, LLC 2018-2

Mortgage-Backed Certificates, Series 2018-2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

7 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, Georgia 30305

Re:	Angel Oak Mortgage Trust I, LLC 2018-2 (the “Trust”)

Mortgage-Backed Certificates, Series 2018-2 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Angel Oak Real Estate Investment Trust I (the “Sponsor”), Angel Oak Mortgage Trust I, LLC (the “Depositor”), Nomura Securities International, Inc. (“Nomura”) and Deutsche Bank Securities Inc. (“DBSI,” together with the Sponsor, Depositor and Nomura, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a pool of fixed and adjustable rate mortgage loans primarily secured by first liens on one-to-four family residential properties (the “Mortgage Loans”) relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “AOMT 2018-2 population 5.25.18.xlsx” (the “Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Loan Number”) corresponding to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
ii.	Labeled “AOMT 2018-2 ASF tape 5.29.18.xlsx” and the corresponding record layout and decode information with a tab labeled “AO Origination” (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Preliminary Mortgage Loans as of 1 June 2018 (the “Cut-off Date”) and

a. (continued)

iii.	Labeled “Mapping file.xlsx” (the “Loan Number Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Angel Oak Loan Numbers”) corresponding to the Loan Numbers of the Preliminary Mortgage Loans, as shown on the Base Preliminary Data File,

b.	Imaged copies of the:

i.	Promissory note and planned unit development rider (collectively and as applicable, the “Note”),

ii.	Loan application (the “Application”),

iii.	Credit risk summary and exception approval (collectively, the ”Credit Risk Summary”),

iv.	Appraisal report (the “Appraisal”) and

v.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Credit Risk Summary and Appraisal, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Base Preliminary Data File, Loan Number Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Base Preliminary Data File, Loan Number Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 June 2018

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 341 Preliminary Mortgage Loans from the Loan Listing Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the Loan Listing Data File.

2.	For each mortgage loan on the Loan Listing Data File and Base Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Base Preliminary Data File, and noted that:

a.	All of the Preliminary Mortgage Loans were included on both the Loan Listing Data File and Base Preliminary Data File and

b.	No mortgage loans other than the Preliminary Mortgage Loans were included on the Loan Listing Data File or Base Preliminary Data File.

3.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Mortgage Loan on the Base Preliminary Data File with the corresponding Angel Oak Loan Number on the Loan Number Mapping File.

The Base Preliminary Data File, as appended, is hereinafter referred to as the “Preliminary Data File.”

4.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 6

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Zip	Note	ii.

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	iii.

Original interest only term	Original Interest Only Term	Note

Index description	Index Type	Note	iv.

Gross margin	Gross Margin	Note	iv.

Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iv., v.

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iv.

Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	iv., vi.

Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	iv., vii.

Exhibit 1 to Attachment A Page 2 of 6

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iv.

Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iv.

Minimum interest rate	Lifetime Maximum Rate Floor	Note or Settlement Statement	iv., viii., ix.

Maximum interest rate	Lifetime Maximum Rate Ceiling	Note or Settlement Statement	iv., viii.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal	x., xi.

Appraisal value	Original Appraised Property Value	Appraisal	xi.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement, (b) Settlement Statement and Credit Risk Summary or (c) Note, Settlement Statement and recalculation	xii.

Original loan-to-value ratio	Original LTV	Recalculation	xiii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information on the Note.

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and
(b)	1.

iv.	For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown on the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with notes v., vi., vii., viii. and ix., as applicable).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

v.	For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:
(a)	The difference in months between the first rate change date and first payment date, both as shown on the Note, and
(b)	1.

vi.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:
(a)	Initial rate adjustment maximum interest rate and
(b)	Original interest rate,

both as shown on the Note.

vii.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:
(a)	The difference between the:
(1)	Original interest rate and
(2)	Initial rate adjustment minimum interest rate,

both as shown on the Note, and

(b)	0.000(%).

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the indicated Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided the Note and Settlement Statement as Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (and in accordance with note ix., as applicable). We performed no procedures to reconcile any differences that may exist between various Source Documents for the minimum interest rate or maximum interest rate Sample Characteristics.

ix.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated on the Note or Settlement Statement (and in accordance with note viii.), the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown on the Note, as the minimum interest rate.

x.	With respect to certain Sample Mortgage Loans, the Appraisal contains conflicting information relating to the property type. For these Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the information on the Appraisal (and in accordance with note xi.). We performed no procedures to reconcile any conflicting information which exists on the Appraisal for the property type Sample Characteristic.

xi.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan that has more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value and most recent date as the Source Document.

xii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”) (except for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 202338198, 202957246, 203048568, 203080223, 203085751, 203085781, 203145545, 203151390, 203157542, 203157596, 203204279, 203204392, 203226808, 203226813 and 203416086), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

Exhibit 1 to Attachment A

Notes: (continued)

xii. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 202338198, 202957246, 203048568, 203080223, 203085751, 203145545, 203151390, 203157596, 203204279, 203204392, 203226808 and 203226813, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose value of “Other-than-first-time Home Purchase” if:

(a)	The sale price (if applicable) is greater than $0.00, as shown on the Settlement Statement, and
(b)	The borrower had a foreclosure event, as shown on the Credit Risk Summary.

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 203085781, 203157542 and 203416086, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose value of “Other-than-first-time Home Purchase” if:

(a)	The sale price (if applicable) is greater than $0.00, as shown on the Settlement Statement, and
(b)	The borrower had a bankruptcy event, as shown on the Credit Risk Summary.

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance” if the cash to borrower, as shown on the Settlement Statement (the ”Amount to Borrower”) is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or
(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of the:
(i)	Senior loan amount, as shown on the Preliminary Data File, and
(ii)	Original principal balance, as shown on the Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan (except for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 202957246, 203085781, 203145545 and 203356010), the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with note xi.), and (B) sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan and the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 202957246, 203085781, 203145545 and 203356010, the appraisal value, as shown on the Appraisal (and in accordance with note xi.), and
(b)	Multiplying the value calculated in (a) above by 100 and
(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx).

We performed no procedures to determine the accuracy, completeness or reasonableness of the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

203080195	Appraisal value	[Redacted]	[Redacted]

203080223	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5 or more stories)

203085754	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203085775	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203085792	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203095588	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

203145550	Property type	Single Family Detached (non-PUD)	Condo, Low Rise (4 or fewer stories)

203145560	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

203147980	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203147984	Property type	Single Family Detached (non-PUD)	PUD

203151413	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203157554	Property type	Single Family Detached (non-PUD)	1 Family Attached

203157572	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

203157574	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

203157595	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203168218	Original loan-to-value ratio	[Redacted]	[Redacted]

203204275	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203204296	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203204319	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203204320	Original loan-to-value ratio	[Redacted]	[Redacted]

203204339	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203226826	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

203355874	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203355887	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203355900	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203355917	Original loan-to-value ratio	[Redacted]	[Redacted]

203355919	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

203416099	Appraisal value	[Redacted]	[Redacted]

203458574	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

203458581	Property type	Single Family Detached (non-PUD)	PUD

203458634	Appraisal value	[Redacted]	[Redacted]
	Initial interest rate cap change down	1.490%	0.875%